Concentrations (Tables)	6 Months Ended
Jun. 30, 2026
Concentrations [Abstract]
Schedule of Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Customer A	35.4%	—
Customer B	15.5%	29.4%
Customer C	14.6%	—
Customer D	—	18.7%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Supplier A	39.0%	—
Supplier B	14.2%	—
Supplier C	13.2%	—
Supplier D	12.7%	—
Supplier E	—	81.5%
Supplier F	—	13.9%